Provisions (Details) - Schedule of Amounts not Expected to be Settled within the Next 12 Months - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Amounts not Expected to be Settled within the Next 12 Months [Abstract]
Long service leave obligation expected to be settled after 12 months		$ 19,503